Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Raw materials	5,964,255	5,688,574	1,393,575
Work-in-progress	194,452	280,125	68,624
Finished goods	2,232,202	2,121,256	519,661
Goods-in-transit	790,199	1,072,409	262,717
Packaging materials	31,752	54,556	13,365
	9,212,860	9,216,920	2,257,942